SHARE-BASED COMPENSATION - Restricted shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested | ¥			¥ 53,680
Number of options converted from restricted shares | shares	10,264,366
Weighted average exercise price for options converted | $ / shares	$ 0.00001
Restricted Shares
Number of Restricted Shares
Outstanding at beginning (in shares) | shares		16,321,820	16,321,820
Granted (in shares) | shares		3,102,418	3,102,418
Converted (in shares) | $		$ (10,264,366)
Forfeited (in shares) | shares		(749,794)	(749,794)
Vested (in shares) | shares		(1,448,632)	(1,448,632)
Outstanding at ending (in shares) | shares		6,961,446	6,961,446
Weighted Average Grant Date Fair Value
Outstanding at beginning (per share) | ¥ / shares			¥ 40.07
Granted (per share) | ¥ / shares			68.45
Converted (per share) | ¥ / shares			40.84
Forfeited (per share) | ¥ / shares			38.39
Vested (per share) | ¥ / shares			37.06
Outstanding at ending (per share) | ¥ / shares			¥ 52.38
Unrecognized compensation cost | ¥			¥ 312,247
Weighted-average vesting period		1 year 6 months 29 days	1 year 6 months 29 days
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Vesting period (in years)		3 years	3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Vesting period (in years)		5 years	5 years